ACCOUNTING POLICIES - Parent (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Line Items]
Basis of preparation and accounting developments	Basis of preparation
These financial statements incorporate the financial statements of the Company and entities it controls (its subsidiaries) made up to 31 December each year. The consolidated financial statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ report.
Compliance with International Financial Reporting Standards (IFRS)
The consolidated financial statements of the Santander UK group and the separate financial statements of the Company comply with UK-adopted International
Accounting Standards (IAS). The financial statements are also prepared in accordance with IFRS as issued by the International Accounting Standards Board
(IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1
‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, have been included in the Risk review section of this
Annual Report. This information forms an integral part of these financial statements by this cross reference, is marked as audited, and is covered by the
Independent auditors' report.
Climate change
Santander UK continues to develop its assessment of the potential impacts that climate change and the transition to a low carbon economy may have on the assets and liabilities recognised and presented in its financial statements.
Santander UK is mindful of its responsibilities as a responsible lender and is focused on aligning with the objectives of the Paris Agreement on climate change and to support the UK’s transition to a climate-resilient, net zero economy.
Santander UK's current climate change strategy focuses on three main areas to achieve Banco Santander's ambition to reach net zero emissions by 2050:
1. Managing climate risks by integrating climate considerations into risk management frameworks, screening and stress testing our portfolio for climate related financial risks, and setting risk appetites to help steer our portfolio in line with the Paris Agreement,
2. Supporting our customers’ transition by developing products and services that promote a reduction in CO2 emissions, and
3. Reducing emissions in our operations and supply chain by focusing on continuous improvement in our operations, and environmental and energy management systems in accordance with ISO14001 and 15001, promoting responsible procurement practices and employee engagement.
Santander UK's current climate change strategy and its view of the risks associated with climate change and the transition to a low carbon economy are reflected in its critical judgements and accounting estimates, although climate change risk did not require any material adjustments at 31 December 2024 and 2023, consistent with management's assessment that climate change and the transition to a low carbon economy are not currently expected to have a meaningful impact on the viability of the Santander UK group in the medium term.
At 31 December 2024 and 2023, management specifically considered the potential impact of climate change and the transition to a low carbon economy on:
–Loans and advances to customers (see Note 13 and the credit risk section of the Risk review). Some climate change risks arise due to the requirements of
IFRS 9 and others relate to specific portfolios and sectors:
–ECL calculations are based on multiple forward-looking economic scenarios developed by management covering a period of five years, during which timeframe climate change risks may crystallise;
–For mortgages in Retail & Business Banking and commercial real estate lending in Corporate & Commercial Banking, the value of property collateral might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk, or changing environmental performance standards for property.
–For automotive loans in Consumer Finance, the residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.
–For corporate lending in Corporate & Commercial Banking, certain sectors give rise to fossil fuel exposures, such as Oil & Gas, Mining & Extraction and
Power Generation.
–Goodwill impairment assessment (see Note 19). Estimates underpinning the determination of whether or not goodwill balances are impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
–Unity Place our new corporate headquarters in Milton Keynes has been built with sustainability at its core. All property assets are evaluated annually for potential flood damage and are currently considered low risk.
Future changes to Santander UK's climate change strategy may impact Santander UK's critical judgements and accounting estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods.
Change in accounting policy
In 2024, Santander UK voluntarily changed its accounting policy to remove reverse repurchase agreements (reverse repos) from being treated as cash equivalents under IAS 7 for the purposes of the cashflow statement. This change provides reliable and more relevant information to users of the financial statements where the bank is using reverse repos as an investment instrument to manage net interest income and operational liquidity rather than as cash equivalents. The change in accounting policy has no effect on any other primary financial statements, income statement metrics, key indicators, liquidity ratios, or maturity and offsetting disclosures. This change aligns Santander UK's accounting policy on the treatment of reverse repos under IAS 7 with the policy applied by its ultimate parent, Banco Santander, SA. The impact of the change on prior periods is set out below:
For the year ended 31 December

	Balance before change	(Decrease)/ increase	Balance after change
2023	£m	£m	£m
Cash and cash equivalents at beginning of the year	48,945	(3,613)	45,332
Cash and cash equivalents at the end of the year	44,931	(5,721)	39,210
Effects of exchange rate changes on cash and cash equivalents	(122)	63	(59)
Net change in operating assets and liabilities:
– Reverse repurchase agreements – non trading	(3,224)	(1,896)	(5,120)
– Repurchase agreements – non trading	704	(275)	429
Net cash flows from operating activities	594	(2,171)	(1,577)

2022
Cash and cash equivalents at beginning of the year	51,787	(2,539)	49,248
Cash and cash equivalents at the end of the year	48,945	(3,613)	45,332
Effects of exchange rate changes on cash and cash equivalents	120	(52)	68
Net change in operating assets and liabilities:
– Reverse repurchase agreements – non trading	6,818	(1,483)	5,335
– Repurchase agreements – non trading	(4,145)	461	(3,684)
Net cash flows from operating activities	(5,467)	(1,022)	(6,489)
The value of reverse repo transactions at 31 December 2024 no longer included as cash and cash equivalents was £6,193m.
Future accounting developments
The IASB issued the following new/amended accounting standards which are not yet effective and have not been endorsed for use in the UK:
–Effective 1 January 2026: ‘Amendments to the Classification and Measurement of Financial Instruments’ (Amendments to IFRS 9 ‘Financial Instruments’ and
IFRS 7 ‘Financial Instruments: Disclosures’) - the amendments set out changes to settling financial liabilities using an electronic payment system, assessing contractual cash flow characteristics of financial assets including those with environmental, social and governance (ESG)-linked features and requiring additional disclosures for certain financial instruments.
–Effective 1 January 2027: IFRS 18 ‘Presentation and Disclosure in Financial Statements’ – the new standard will replace IAS 1 ‘Presentation of Financial
Statements’ and introduces changes to the categories for classifying income and expenses and subtotals presented in the income statement and new or amended disclosures in respect of management-defined performance measures and specified expenses by nature.
The Santander UK group is assessing these new/amended accounting standards to determine the potential impacts on the financial statements when they become effective or if they are otherwise earlier adopted when available.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related notes.
Material accounting policy information
The following material accounting policies have been applied in preparing these financial statements. For material accounting policies which involve the application of judgements or accounting estimates that are determined to be critical to the preparation of these financial statements see 'Critical judgements and accounting estimates'.
Basis of preparation
The accounting policies of the Company are the same as those of the Santander UK Group Holdings plc group which are set out in Note 1 to the Consolidated
Financial Statements, to the extent that the Company has similar transactions to the Santander UK Group Holdings plc group, except as set out below. The financial statements have been prepared on the going concern basis using the historical cost convention. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the Directors’ statement of going concern set out in the Directors’ Report.
Compliance with International Financial Reporting Standards
The Company’s financial statements comply with UK-adopted international accounting standards. The financial statements are also prepared in accordance with
International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the
IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented.
Climate change
Management specifically also considered the potential impact of climate change and the transition to a low carbon economy on its Investment in Santander UK plc. Estimates underpinning the determination of whether or not the cost of the investment is impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
Critical judgements and accounting estimates	Critical judgements and accounting estimates
The preparation of Santander UK's consolidated financial statements in accordance with IFRS requires management to make judgements and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Management has considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these financial statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
a) Credit impairment allowance The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition. The impact of the cost of living crisis has increased the uncertainty around ECL impairment calculations and has required management to make additional judgements and accounting estimates that affect the amount of assets and liabilities at the reporting date and the amount of income and expenses in the reporting period. The key additional judgements due to the impact of the cost of living crisis mainly reflect the increased uncertainty around forward-looking economic data and the need for additional judgemental adjustments.

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
–Determining an appropriate definition of default
–Establishing low credit risk exemption (LCRE) criteria to determine that the credit risk did not increase significantly since initial recognition
–Determining the need to assess corporate Stage 3 exposures individually
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
For more on each of these key judgements and estimates, see 'Critical Judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk –
credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Litigation and other regulatory provisions in Note 27 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, a legacy tax issue from 2018, and Plevin related litigation. Note 30 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows. It includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander
UK Group Holdings plc) in German dividend tax arbitrage transactions. It also includes disclosure relating to the historical use of discretionary commission arrangements by Santander Consumer (UK) plc.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes
27 and 30.
c) Retirement benefit plans

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 28.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 28.
The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to support the values obtained in respect of these assets represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) GoodwillThe carrying amount of goodwill is based on the application of judgements including the basis of goodwill impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
Santander UK group undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time.
For more on each of these key judgements and estimates, see Note 19.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating 'VIU’ in Note 19.

Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Critical judgements and accounting estimates	Critical judgements and accounting estimates
The preparation of the financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the financial statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about interests in other entities.
Interests in other entities - Investment in subsidiaries
The carrying amount of investments in subsidiaries is based on the application of judgements including the basis of the cost of investment impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of investments in subsidiaries is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:	–Determining the basis of investment impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for investments
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time. For more on these assumptions, including changes in the assumptions that would trigger an impairment, see Note 42.7.